SHORT TERM INVESTMENTS	13 Months Ended
Sep. 30, 2023
Short Term Investment Abstract
SHORT TERM INVESTMENTS	SHORT TERM INVESTMENTS
The Company’s short-term investments include the following as at September 30, 2023 and August 31, 2022:

DESCRIPTION	SEPTEMBER 30, 2023	AUGUST 31, 2022
Guaranteed Investment Certificates (GIC)	$—	$30,072
Bond - Canada Revenue Agency	—	20
	$—	$30,092
During the thirteen months ended September 30, 2023, Guaranteed Investment Certificates (GICs) that were outstanding as at August 31, 2022 matured and the Company realized a maturity amount of $30,269. The Company also purchased a new GIC amounting to $10,000 having an interest rate of 4.2% per annum. This GIC matured during the thirteen months ended September 30, 2023 and the Company realized a maturity amount of $10,207.